                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                         AIM V.I. LARGE CAP GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. PREMIER EQUITY FUND
                            AIM V.I. REAL ESTATE FUND
                         AIM V.I. SMALL CAP EQUITY FUND

                         (SERIES I AND SERIES II SHARES)

                        Supplement dated October 27, 2004
         to the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004, July 1, 2004, July 16, 2004,
                    September 28, 2004 and October 12, 2004


The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:



-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                           HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS

Robert H. Graham(1) - 1946          1993        Director and Chairman, A I M Management Group       None
Trustee and President                           Inc. (financial services holding company);
                                                Director and Vice Chairman, AMVESCAP PLC and
                                                Chairman of AMVESCAP PLC - AIM Division
                                                (parent of AIM and a global investment
                                                management firm)

                                                Formerly: President and Chief Executive
                                                Officer, A I M Management Group Inc.;
                                                Director, Chairman and President, A I M
                                                Advisors, Inc. (registered investment
                                                advisor); Director and Chairman, A I M
                                                Capital Management, Inc. (registered
                                                investment advisor), A I M Distributors, Inc.
                                                (registered broker dealer), AIM Investment
                                                Services, Inc., (registered transfer agent),
                                                and Fund Management Company (registered
                                                broker dealer); and Chief Executive Officer,
                                                AMVESCAP PLC - Managed Products


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                           HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944        1993         Chairman, Crockett Technology Associates            ACE Limited (insurance
Trustee and Chair.                              (technology consulting company)                     company); and Captaris,
                                                                                                    Inc. (unified messaging
                                                                                                    provider)

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                             HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Lisa O. Brinkley(4) - 1959         2004         Senior Vice President, A I M Management Group Inc.     N/A
Senior Vice President and Chief                 (financial services holding company) and A I M
Compliance Officer                              Advisors, Inc.; and Vice President, A I M Capital
                                                Management, Inc. and A I M Distributors, Inc.

                                                Formerly:  Senior Vice President and Compliance
                                                Director, Delaware Investments Family of Funds


(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004."

Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.

                          AIM VARIABLE INSURANCE FUNDS

       AIM V.I. CORE STOCK FUND (FORMERLY INVESCO VIF - CORE EQUITY FUND)
          AIM V.I. DYNAMICS FUND (FORMERLY INVESCO VIF - DYNAMICS FUND)
                        AIM V.I. FINANCIAL SERVICES FUND
                (FORMERLY INVESCO VIF - FINANCIAL SERVICES FUND)
  AIM V.I. HEALTH SCIENCES FUND (FORMERLY INVESCO VIF - HEALTH SCIENCES FUND)
           AIM V.I. LEISURE FUND (FORMERLY INVESCO VIF - LEISURE FUND)
                       AIM V.I. SMALL COMPANY GROWTH FUND
               (FORMERLY INVESCO VIF - SMALL COMPANY GROWTH FUND)
        AIM V.I. TECHNOLOGY FUND (FORMERLY INVESCO VIF - TECHNOLOGY FUND)
      AIM V.I. TOTAL RETURN FUND (FORMERLY INVESCO VIF - TOTAL RETURN FUND)
         AIM V.I. UTILITIES FUND (FORMERLY INVESCO VIF - UTILITIES FUND)
                        (SERIES I AND SERIES II SHARES)

                        Supplement dated October 27, 2004
         to the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004, July 16, 2004, September 28, 2004,
                    September 30, 2004 and October 12, 2004


The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:



-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                           HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS

Robert H. Graham(1) - 1946         1993         Director and Chairman, A I M Management Group       None
Trustee and President                           Inc. (financial services holding company);
                                                Director and Vice Chairman, AMVESCAP PLC and
                                                Chairman of AMVESCAP PLC - AIM Division
                                                (parent of AIM and a global investment
                                                management firm)

                                                Formerly: President and Chief Executive
                                                Officer, A I M Management Group Inc.;
                                                Director, Chairman and President, A I M
                                                Advisors, Inc. (registered investment
                                                advisor); Director and Chairman, A I M
                                                Capital Management, Inc. (registered
                                                investment advisor), A I M Distributors, Inc.
                                                (registered broker dealer), AIM Investment
                                                Services, Inc., (registered transfer agent),
                                                and Fund Management Company (registered
                                                broker dealer); and Chief Executive Officer,
                                                AMVESCAP PLC - Managed Products

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944          1993     Chairman, Crockett Technology Associates             ACE Limited (insurance
Trustee and Chair.                            (technology consulting company)                      company); and Captaris,
                                                                                                   Inc. (unified messaging
                                                                                                   provider)

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Lisa O. Brinkley(4) - 1959           2004     Senior Vice President, A I M Management              N/A
Senior Vice President and Chief               Group Inc. (financial services holding
Compliance Officer                            company) and A I M Advisors, Inc.; and Vice
                                              President, A I M Capital Management, Inc.
                                              and A I M Distributors, Inc.

                                              Formerly:  Senior Vice President and
                                              Compliance Director, Delaware Investments
                                              Family of Funds


(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.


                                       2